Share Capital and Premium	6 Months Ended
Jun. 30, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital and Premium
Share capital and premium

	As at	As at	As at
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited
Share capital
Authorised:
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cents each	—	—	—
30,000,000 C redeemable preference shares at no par value	—	—	—
	23	23	23

Issued and fully paid:
414,656,454 (June 2018: 411,611,313; Dec 2018: 412,769,980) ordinary shares in issue	16	16	16
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
778,896 B redeemable preference shares of 1 SA cent each	—	—	—
	16	16	16
Treasury shares held within the group
2,778,896 A and B redeemable preference shares	—	—	—
	16	16	16

Share premium
Balance at beginning of period	7,208	7,171	7,171
Ordinary shares issued	21	23	37
	7,229	7,194	7,208
Less: held within the group
Redeemable preference shares	(53)	(53)	(53)
Balance at end of period	7,176	7,141	7,155
Share capital and premium	7,192	7,157	7,171